Effects of One Percent Change in Health Care Cost Trend Rates On Benefit Obligation (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
One-percentage point increase	$ 138
One-percentage point decrease	$ (124)
Other Post-Employment Obligations
Defined Benefit Plan Disclosure [Line Items]
One-percentage point increase	6.10%
One-percentage point decrease	(5.50%)